Goodwill & Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill & Intangible Assets [Abstract]
GOODWILL & INTANGIBLE ASSETS

NOTE 6 - GOODWILL & INTANGIBLE ASSETS:

Composition

	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Impairment	Balance
	beginning	during	during	at end	beginning	during	during	at end	Amortized
	of year	the year	the year	of year	of year	the year	the year	of year	balance
	U.S. dollar in thousands
2024
Technologies	6,055	-	-	6,055	4,778	552	-	5,330	725
Customer relations	4,002	-	-	4,002	3,893	23	-	3,916	86
Goodwill	4,118	-	-	4,118	-	-	-	-	4,118
	14,175	-	-	14,175	8,671	575	-	9,246	4,929
2023
Technologies	6,055	-	-	6,055	3,900	573	305	4,778	1,277
Customer relations	4,002	-	-	4,002	1,273	245	2,375	3,893	109
Goodwill	10,429	-	(6,311)	4,118	-	-	-	-	4,118
	20,486	-	(6,311)	14,175	5,173	818	2,680	8,671	5,504
2022
Technologies	6,055	-	-	6,055	2,665	1,145	90	3,900	2,155
Customer relations	4,002	-	-	4,002	379	531	363	1,273	2,729
Goodwill	10,998	-	(569)	10,429	-	-	-	-	10,429
	21,055	-	(569)	20,486	3,044	1,676	453	5,173	15,313

Amortization expenses for the years ended December 31, 2024, 2023 and 2022 were $575 thousand, $818 thousand and $1,676 thousand, respectively.

Impairment losses of intangible assets (rather than goodwill) for the years ended December 31, 2024, 2023 and 2022 were $0, $2,680 thousand and $453 thousand, respectively. For further information, see below.

Testing of goodwill impairment

For the year ended December 31, 2024

NetNut CGU

The Company performed the annual goodwill impairment test for its NetNut CGU at December 31, 2024. The recoverable amount was assessed by management based on value-in-use calculation which uses cash flow projections covering a 5-year period and terminal growth rate of 3% thereafter, and a discount rate of 25.5%. The terminal growth rate represents the long-term average growth prospects of the web data collection market. Based on the impairment test performed, the estimated recoverable amount was determined to be substantially higher than its carrying amount. A hypothetical decrease in the terminal growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by $2,236 thousand and $4,150 thousand, respectively, and would not result in an impairment.

For the year ended December 31, 2023

NetNut CGU

The Company performed the annual goodwill impairment test for its NetNut CGU at December 31, 2023. The recoverable amount was assessed by management based on value-in-use calculation which uses cash flow projections covering a 5 year period and terminal growth rate of 3% thereafter, and a discount rate of 25.5%. The terminal growth rate represents the long-term average growth prospects of the web data collection market.

Based on the impairment test performed, the estimated recoverable amount was determined to be substantially higher than its carrying amount. A hypothetical decrease in the terminal growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by $1,861 thousand and $3,699 thousand, respectively, and would not result in an impairment.

CyberKick CGU

During the second quarter of 2023, the Company identified triggering events for potential impairment in its CyberKick CGU. The triggering events include a purchase pause by CyberKick’s largest customer as well as higher customer churn rates, which resulted in a material decrease in forecasted operating results. As a result, the Company decided to scale down the operations of CyberKick, with material reductions of expenses and headcount, and to continue to maintain its operations only to current paying customers. Accordingly, the Company performed an impairment test for the intangible assets constituting its CyberKick CGU and thereafter for the entire CGU at June 30, 2023. The recoverable amount of the customer relations was assessed by management based on value-in-use calculation which uses cash flow projections covering a 3-year period, assuming probability of customers resuming purchases during next year of 50% and a discount rate of 22.0%. As a result, the Company recorded an impairment loss of $2,190 thousand within selling and marketing expenses. The recoverable amount of the technologies was assessed by management based on value-in-use calculation which uses cash flow projections covering a 3-year period and a discount rate of 22.0%. As a result, the Company recorded an impairment loss of $305 thousand within cost of revenue. In addition, during the third quarter of 2023, the remaining customer relations balance of $185 thousand was fully impaired. Following the above impairments, the recoverable amount of the entire CGU was assessed by management based on its fair value less costs of disposal (level 3 measurement). As a result, the entire goodwill balance of $6,311 thousand was impaired. As of December 31, 2023, the remaining technology balance in respect of the CyberKick CGU was $247 thousand.

As of December 31, 2024 and 2023, the entire carrying amount of goodwill of $4,118 thousand is related to the NetNut CGU.